Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 675,054,239.70
Previously Paid Amount	0.00
Total Fee Amount	93,224.99
Total Offset Amount	0.00
Net Fee	$ 93,224.99
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A